Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($)
$ in Thousands
		May 31, 2022	May 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value		$ 173,003	$ 224,315
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value	[1]	173,003	224,315
Available for sale investments at original cost		86,024	123,079
Avaiable for sale investments cumulative unrealized gain		$ 86,979	$ 101,236

[1]	As of May 31, 2022, the fair value of available-for-sale investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979. As of May 31, 2021, the fair value of total available-for-sale investments amounted to US$224,315, with original cost of US$123,079 and unrealized gain of US$101,236.